CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jul. 02, 2015	Jun. 30, 2016	Jul. 02, 2015	Dec. 31, 2015	Jan. 01, 2015	Dec. 26, 2013
Statement of Comprehensive Income [Abstract]
Income tax expense	$ 0.0	$ 0.1	$ 0.1	$ 0.1	$ 0.1	$ 0.8	$ 0.7